Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Financial instruments
Carrying amount of financial assets	€ 6,067,069	€ 5,287,266
Carrying amount of financial liabilities	15,999,912	14,997,854
Level 1
Financial instruments
Transfer out of level 3 into level 1	158,551
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	10,323,590	9,515,838
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	64,690	105,640
Not classified
Financial instruments
Carrying amount of financial liabilities	5,611,632	5,376,376
Accounts payable to unrelated parties
Financial instruments
Carrying amount of financial liabilities	706,385	731,993
Accounts payable to unrelated parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	706,385	731,993
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities	94,080	95,401
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	94,080	95,401
Short-term debt
Financial instruments
Carrying amount of financial liabilities	1,363,290	79,270
Short-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,363,290	79,270
Long-term debt
Financial instruments
Carrying amount of financial liabilities	7,223,132	7,808,460
Long-term debt | Level 1
Financial instruments
Fair value of financial liabilities	7,256,777	6,764,681
Long-term debt | Level 2
Financial instruments
Fair value of financial liabilities	232,129	1,404,640
Long-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	7,223,132	7,808,460
Lease liabilities
Financial instruments
Carrying amount of financial liabilities	4,640,711	4,492,287
Lease liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	4,640,711	4,492,287
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities	1,972,314	1,790,443
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	936,703	800,714
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	64,690	105,640
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	970,921	884,089
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities	3,995	1,667
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	3,995	1,667
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities	3,995	1,667
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities	13,443	39,281
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	13,443	39,281
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	13,443	39,281
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities	51,247	66,359
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities	51,247	66,359
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	51,247	66,359
Put option liabilities
Financial instruments
Carrying amount of financial liabilities	966,926	882,422
Put option liabilities | Level 3
Financial instruments
Fair value of financial liabilities	966,926	882,422
Put option liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	966,926	882,422
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities	936,703	800,714
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	936,703	800,714
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	4,421,095	4,149,163
FVPL - Assets
Financial instruments
Carrying amount of financial assets	1,033,926	601,003
FVOCI - Assets
Financial instruments
Carrying amount of financial assets	411,145	354,865
Not classified
Financial instruments
Carrying amount of financial assets	200,903	182,235
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets	1,561,834	1,081,539
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets	655,856	300,367
Cash and cash equivalents | Level 2
Financial instruments
Fair value of financial assets	152	143
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	905,826	781,029
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets	656,008	300,510
Trade accounts and other receivables from unrelated parties
Financial instruments
Carrying amount of financial assets	3,323,596	3,153,045
Trade accounts and other receivables from unrelated parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	3,248,256	3,080,770
Trade accounts and other receivables from unrelated parties | Not classified
Financial instruments
Carrying amount of financial assets	75,340	72,275
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets	126,263	91,438
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	126,263	91,438
Other current and non-current assets
Financial instruments
Carrying amount of financial assets	1,055,376	961,244
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	140,750	195,926
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	377,918	300,493
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	411,145	354,865
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets	125,563	109,960
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets	625	1,130
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets	625	1,130
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets	625	1,130
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets	49,608	5,367
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets	49,608	5,367
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	49,608	5,367
Equity investments
Financial instruments
Carrying amount of financial assets	371,347	248,650
Equity investments | Level 1
Financial instruments
Fair value of financial assets	246,525	11,911
Equity investments | Level 2
Financial instruments
Fair value of financial assets	66,021	48,221
Equity investments | Level 3
Financial instruments
Fair value of financial assets	58,801	188,518
Equity investments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	249,890	191,739
Equity investments | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	121,457	56,911
Debt securities
Financial instruments
Carrying amount of financial assets	368,108	401,341
Debt securities | Level 1
Financial instruments
Fair value of financial assets	362,966	396,392
Debt securities | Level 2
Financial instruments
Fair value of financial assets	5,142	4,949
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets	78,420	103,387
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	289,688	297,954
Other financial assets
Financial instruments
Carrying amount of financial assets	265,688	304,756
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	140,750	195,926
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets	€ 124,938	€ 108,830